Accounts receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of accounts receivable [line items]
Accounts receivable	€ 8,410	€ 7,677	€ 8,433
Gross value (e)
Disclosure of accounts receivable [line items]
Accounts receivable	8,510	7,777	8,528
Allowances
Disclosure of accounts receivable [line items]
Accounts receivable	€ 100	€ 100	€ 95